Shareholder Report, Holdings (Details) - C000186839	Apr. 30, 2025
U.S. Treasury Notes_3.875_8/15/2034
Holdings [Line Items]
Percent of Total Investments	2.90%
U.S. Treasury Notes_4.625_2/15/2035
Holdings [Line Items]
Percent of Total Investments	2.90%
U.S. Treasury Notes_0.250_5/31/2025
Holdings [Line Items]
Percent of Total Investments	1.30%
American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.00%
U.S. Treasury Floating Rate Notes_4.343_1/31/2027
Holdings [Line Items]
Percent of Total Investments	0.90%
U.S. Treasury Inflation-Indexed Bonds_2.375_2/15/2055
Holdings [Line Items]
Percent of Total Investments	0.90%
Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	0.80%
U.S. Treasury Bonds_3.000_8/15/2052
Holdings [Line Items]
Percent of Total Investments	0.80%
QUALCOMM, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.70%
Philip Morris International, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.70%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.10%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	0.90%
Pipelines
Holdings [Line Items]
Percent of Total Investments	1.10%
Foreign Sovereign Obligations
Holdings [Line Items]
Percent of Total Investments	1.50%
Diversified Financial Services
Holdings [Line Items]
Percent of Total Investments	1.50%
Media
Holdings [Line Items]
Percent of Total Investments	1.60%
Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	3.00%
Electric
Holdings [Line Items]
Percent of Total Investments	5.70%
Banks
Holdings [Line Items]
Percent of Total Investments	6.40%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	31.10%
U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	41.60%
Taiwan
Holdings [Line Items]
Percent of Total Investments	0.70%
Netherlands
Holdings [Line Items]
Percent of Total Investments	0.80%
Brazil
Holdings [Line Items]
Percent of Total Investments	0.90%
China
Holdings [Line Items]
Percent of Total Investments	1.20%
Germany
Holdings [Line Items]
Percent of Total Investments	2.20%
Canada
Holdings [Line Items]
Percent of Total Investments	2.20%
France
Holdings [Line Items]
Percent of Total Investments	2.50%
Japan
Holdings [Line Items]
Percent of Total Investments	3.00%
United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.50%
United States
Holdings [Line Items]
Percent of Total Investments	73.80%
AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	42.10%
AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	20.10%
AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.70%
AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AssetForeign Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%